Taxation - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 97,000,000	$ 97,000,000		$ 97,000,000
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		9,000,000		10,000,000
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		18,900,000		25,300,000
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		78,000,000		88,000,000
Loss contingency, reduction of damages sought		70,000,000		76,000,000
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			$ 12,000,000	12,000,000
Guinea Tax Authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Other provisions	2,000,000	2,000,000		2,000,000
Mali Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought	$ 10,000,000	11,000,000		26,000,000
Tanzania Revenue Authority
Disclosure of contingent liabilities [line items]
Agency notice tax payments		8,000,000
Amount Paid Under Protest		$ 16,000,000
Morila | Barrick Gold Corporation
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture		40.00%
Tax dispute | Tanzania Tax Authority Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities		$ 59,000,000
Provision for income tax | Tanzania Revenue Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		$ 218,000,000		$ 164,000,000